Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
9. Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Machinery and equipment	4,826,529	5,914,177
Buildings (ii)	4,207,967	5,815,486
Molds and toolings	3,012,412	3,628,300
Construction in process (i)	1,688,556	1,485,059
Leasehold improvements	649,574	699,693
Vehicles	615,905	588,122
Charging infrastructure	474,995	580,394
Computer and electronic equipment	425,386	569,451
Others	259,034	414,411

Sub-total	16,160,358	19,695,093

Less: Accumulated depreciation (iii)	(4,467,049)	(6,022,295)
Less: Impairment (iv)	(171,446)	(145,561)

Property, plant and equipment, net	11,521,863	13,527,237

The Group recorded depreciation expenses of RMB1,645,760, RMB1,571,754 and RMB1,804,658 for the years ended December 31, 2023, 2024 and 2025, respectively.

(i)
Construction in progress is primarily comprised of ongoing construction of the Group’s production facilities, equipment and tooling utilized in the Group’s manufacture. For the years ended December 31, 2023, 2024 and 2025, the Group capitalized
 RMB107,415, RMB31,878 and RMB15,220
of gross interest expenses, respectively. Government grants related to capitalized interest expense were accounted for as a reduction of capitalized costs associated with the construction of the production facilities. The benefits of these grants are subsequently recognized through a corresponding reduction in depreciation charges over the useful lives of these assets.

(ii)
The Group entered into a lease contract with Guangzhou GET New Energy Technology Co., Ltd. (“Guangzhou GET New Energy”) to lease the plant and underlying land use right of Guangzhou manufacturing plant and further had an obligation to purchase the plant and underlying land use right at the construction cost at the end of lease term. On July 1, 2022, the lease commencement date, the lease asset for the plant was recorded with the amount of RMB1,001,820, being the present value of the lease payment and the exercise price of the purchase obligation(Note 18).

(iii)
For the year ended of December 31, 2024 and 2025, due to cessation or upgrades of certain vehicle models, the Company revised the estimated production volumes of models and tooling and the useful lives of production facilities dedicated to these specific models. Accordingly, accelerated depreciation expenses of
RMB212,907 and RMB172,798
were recognized for the years ended December 31, 2024 and 2025, respectively.